Common Stock	12 Months Ended
Dec. 31, 2023
Common Stock [Abstract]
COMMON STOCK

NOTE 9 – COMMON STOCK

In September 2016, the Company issued 8,500,000 shares of common stock to the founders (“Founder Stock”) in exchange for consideration payable by cash and by transfer of certain technology and related rights owned by the founders. The Founder Stock vested ratably over a four-year period following the date of issuance. As of December 31, 2022, all Founders Stock was fully vested.

The holders of common stock are also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. As of December 31, 2023, dividends have never been declared.

At December 31, 2023 and 2022, the Company had reserved common stock for future issuance as follows:

	December 31,
	2023	2022
Convertible preferred stock, authorized but not yet issued	1,849,738	1,849,738
Conversion of convertible preferred stock issued and outstanding	27,920,467	27,920,467
Stock Incentive Plan:
Awards available for grant	3,537,004	3,205,559
Outstanding stock options	782,499	1,138,110
	34,089,708	34,113,874